Filed Pursuant to Rule 497(e)
1933 Act File No. 002-93131
1940 Act No. 811-04044

Parnassus Endeavor Fund

Investor Class PARWX | Institutional Class PFPWX

March 21, 2018

Supplement to the Prospectus dated May 1, 2017

Change in Portfolio Manager

Effective as of May 1, 2018, Billy J. Hwan will become a co-portfolio manager of the Parnassus Endeavor Fund (with Jerome Dodson continuing to serve as lead portfolio manager).  Mr. Hwan has served as a Portfolio Manager and a Senior Research Analyst at Parnassus Investments, where he has worked since 2012.

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